Adjusting items included in profit from operations - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Profit from Operations [Line Items]
(c) Impairment of goodwill	£ 0	£ 0
Other adjusting items which have been adjusted within other operating expenses	5	(37)
Gains on litigation settlements	132	0
Charges in respect of DOJ and OFAC investigations	4	66
Gains (losses) on litigation settlements	133	57
(b) Credit in respect of calculation of excise on social contributions in Brazil	0	(147)
Credit in respect of calculation of VAT on social contributions in Brazil	0	13
Camel Snus
Profit from Operations [Line Items]
(c) Impairment of goodwill	£ 472
Pall Mall
Profit from Operations [Line Items]
Discount rate applied to cash flow projections	9.70%			9.40%
Pall Mall | Trademarks and similar intangibles
Profit from Operations [Line Items]
Intangibles assets expected useful lives	19 years 6 months
Camel Snus
Profit from Operations [Line Items]
Cash flow forecast period	5 years
Growth rate	(2.00%)			1.00%
Camel Snus | Trademarks and similar intangibles
Profit from Operations [Line Items]
Discount rate applied to cash flow projections	8.60%			7.80%
Grizzly
Profit from Operations [Line Items]
Cash flow forecast period	5 years
Growth rate	1.00%
Grizzly | Trademarks and similar intangibles
Profit from Operations [Line Items]
Discount rate applied to cash flow projections	8.00%			7.80%
Trademarks and similar intangibles
Profit from Operations [Line Items]
Amortisation and impairment of intangibles	£ 1,295	£ 108
Trademarks and similar intangibles | Forecast
Profit from Operations [Line Items]
Amortisation, intangible assets other than goodwill			£ 1,400
Trademarks and similar intangibles | Top of range
Profit from Operations [Line Items]
Intangibles assets expected useful lives	30 years
Trademarks and similar intangibles | Top of range | Newport
Profit from Operations [Line Items]
Intangibles assets expected useful lives	30 years
Trademarks and similar intangibles | Top of range | Camel
Profit from Operations [Line Items]
Intangibles assets expected useful lives	30 years
Trademarks and similar intangibles | Top of range | Natural American Spirit
Profit from Operations [Line Items]
Intangibles assets expected useful lives	30 years
Trademarks and similar intangibles | Top of range | Pall Mall
Profit from Operations [Line Items]
Intangibles assets expected useful lives	20 years